Transactions with Related Parties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended		12 Months Ended						6 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Merco Parana S.A.	Dec. 31, 2013 Holdux Maritima Leasing Corp.	Dec. 31, 2012 Holdux Maritima Leasing Corp.	Dec. 31, 2013 Lodging services payable to Empresa Hotelera Argentina S.A.	Dec. 31, 2012 Lodging services payable to Empresa Hotelera Argentina S.A.	Dec. 31, 2011 Lodging services payable to Empresa Hotelera Argentina S.A.	Dec. 31, 2013 Navios Holdings	Dec. 31, 2012 Navios Holdings	Dec. 31, 2011 Navios Holdings	Jul. 10, 2013 Hidronave South American Logistics S.A.
Transactions With Related Parties
Navios Logistics percentage of ownership				100.00%
Total consideration paid for the acquisition				$ 2,493		$ 13,443
Number of semiannual installments						7
Payments to acquire businesses					2,367								750
Amounts payable					11,076
Total annual lodging expense payments	6,344	5,856	4,471				19	56	58
Amounts payable							5	30
General and administrative fees	14,617	14,844	13,662							740	600	375
Voyage expenses	1,373	1,190	653
Remaining non controlling interest percentage acquired													49.00%
Key employess base salary range agreements	$280 to $340 per year
Accrued compensation under employment agreements	$ 7,351	$ 7,448	$ 7,211							$ 900	$ 900	$ 900